Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Amount of downstream transaction		$ 350		$ 350		$ 350
UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 48,440,369		$ 49,357,981		$ 47,736,335
Accounts receivable	$ 6,286,428		$ 5,388,172		$ 5,937,706
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales			$ 1,220,419		$ 3,933,964
Accounts receivable					$ 608,622
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 29,012		$ 24,831		$ 31,334
Royalty	$ 1,222,320		$ 1,183,180		$ 1,209,310
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
Loan receivable					$ 1,201,200
UDS [Member]
Disclosure of transactions between related parties [line items]
Sales	$ 178,331
Accounts receivable	$ 18,818
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 545,785
Accounts receivable	$ 126,580
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) [member] | UMC [Member]
Disclosure of transactions between related parties [line items]
Sales	$ 110,620
Explanation of terms and conditions of outstanding balances for related party transaction	Month-end 30 days	Month-end 30 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 366,968		$ 137,860		152,012
Accounts receivable	$ 60,147		$ 33,069		$ 21,138
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales			$ 106,077		$ 250,736
Accounts receivable					$ 51,150
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 1,444,736		$ 970,358		$ 745,226
Accounts receivable	$ 221,375		$ 250,092		$ 33,242
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR JAPAN CO LTD (USJC) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 2,917,993		$ 1,395,094
Accounts receivable	$ 428,363		$ 456,860
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days